Risk Management - Summary of Capital Risk Management (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Capital risk management [Abstract]
Total borrowings and debt securities	₩ 120,605,365	₩ 80,529,513
Cash and cash equivalents	3,234,780	2,635,238	₩ 2,029,584	₩ 1,810,129
Net borrowings and debt securities	117,370,585	77,894,275
Total equity	₩ 42,000,256	₩ 65,326,706	₩ 70,668,059	₩ 68,889,649
Debt to equity ratio	279.45%	119.24%